DEFERRED INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
DEFERRED INCOME
Balance at the beginning of the year	$ 258,450	$ 340,296	$ 541,592
Government grants received during the year	16,345		279,052
Recognized as income during the year		(54,954)	(490,461)
Foreign currency translation adjustment	(4,698)	(26,892)	10,113
Balance at the end of the year	270,097	258,450	340,296
Government grants	4,077	55,824	490,694
Asset-related subsidy
DEFERRED INCOME
Balance at the beginning of the year	258,450	282,322
Government grants received during the year	16,345		279,052
Recognized as income during the year	0
Foreign currency translation adjustment	(4,698)	(23,872)	3,270
Balance at the end of the year	270,097	258,450	282,322
Asset-related subsidy | corporate buildings and plant under construction
DEFERRED INCOME
Government grants received during the year	16,345	0	279,052
R&D-related subsidy
DEFERRED INCOME
Balance at the beginning of the year		57,974	541,592
Recognized as income during the year		(54,954)	(490,461)
Foreign currency translation adjustment		(3,020)	6,843
Balance at the end of the year			57,974
Proceeds from subsidy related to R&D expenditures				$ 755,581
Government grants	0	54,954	490,461
Government grants
DEFERRED INCOME
Government grants	$ 4,077	$ 870	$ 233